OTHER LONG TERM ASSETS - Summary of Other Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset	$ 0	$ 119
Prepaid charter hire (straight-lining of lease expense)	0	12,588
Capitalized project costs	8,267	4,932
Other long term assets	$ 8,267	$ 17,639